UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (81.5%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (66.5%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026		$28,594	$29,429

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014		6,832	7,433
12 3/4s, with due dates from December 15, 2013 to July 20, 2014		6,720	7,170
12 1/4s, with due dates from February 15, 2014 to March 15, 2014		14,115	14,880
11 1/4s, with due dates from September 15, 2015 to December 15, 2015		17,842	19,519
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		13,513	14,637

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019		7,360	8,126
7 1/2s, October 20, 2030		112,349	131,400
7s, August 15, 2012		45	45
5 1/2s, August 15, 2035		990	1,100
5s, with due dates from May 20, 2033 to July 20, 2041		251,108,991	278,020,000
3 1/2s, TBA, July 1, 2042		684,000,000	731,025,000
3s, TBA, July 1, 2042		81,000,000	84,031,154

			1,093,309,893
U.S. Government Agency Mortgage Obligations (15.0%)

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, July 1, 2042		145,000,000	155,546,488
3 1/2s, TBA, July 1, 2042		63,000,000	66,209,063
3s, TBA, July 1, 2042		24,000,000	24,609,374

			246,364,925

Total U.S. government and agency mortgage obligations (cost $1,327,461,992)			$1,339,674,818

U.S. TREASURY OBLIGATIONS (0.4%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities

1 1/8s, January 15, 2021(i)		$546,775	$632,832

1 7/8s, July 15, 2013(i)		419,544	433,443

1 7/8s, July 15, 2019(i)		457,840	551,986

U.S. Treasury Notes

1/8s, December 31, 2013(i)		5,163,000	5,149,318

1 1/4s, October 31, 2015(i)		263,000	270,098

Total U.S. treasury Obligations (cost $7,037,677)			$7,037,677

MORTGAGE-BACKED SECURITIES (16.0%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.633s, 2032		$52,288	$83,447
IFB Ser. 3408, Class EK, 24.82s, 2037		724,239	1,179,415
IFB Ser. 2976, Class LC, 23.534s, 2035		3,678,364	5,885,383
IFB Ser. 2979, Class AS, 23.387s, 2034		470,424	641,253
IFB Ser. 3072, Class SM, 22.91s, 2035		1,839,553	2,875,775
IFB Ser. 3072, Class SB, 22.764s, 2035		1,098,545	1,710,372
IFB Ser. 3249, Class PS, 21.477s, 2036		822,619	1,238,317
IFB Ser. 3065, Class DC, 19.135s, 2035		4,499,508	7,052,979
IFB Ser. 2990, Class LB, 16.328s, 2034		4,049,507	5,641,894
IFB Ser. 4048, Class GS, IO, 6.408s, 2040		5,623,604	1,160,262
IFB Ser. 3780, Class PS, IO, 6.208s, 2035		30,359,493	3,529,291
IFB Ser. 3934, Class SA, IO, 6.158s, 2041		10,769,386	1,857,934
IFB Ser. 3922, Class CS, IO, 5.858s, 2041		25,059,390	3,759,059
IFB Ser. 3751, Class SB, IO, 5.798s, 2039		23,357,915	3,603,974
IFB Ser. 3852, Class TB, 5.758s, 2041		4,958,459	5,326,029
Ser. 4024, Class PI, IO, 4 1/2s, 2041		16,054,802	2,428,289
Ser. 4018, Class DI, IO, 4 1/2s, 2041		9,368,899	1,247,750
Ser. 3747, Class HI, IO, 4 1/2s, 2037		985,557	104,661
Ser. 4019, Class JI, IO, 4s, 2041		16,145,107	2,260,315
Ser. 3756, Class IG, IO, 4s, 2037		44,069,576	4,138,409
Ser. 3768, Class MI, IO, 4s, 2035		24,417,013	1,947,821
Ser. 3738, Class MI, IO, 4s, 2034		35,730,930	2,488,014
FRB Ser. T-57, Class 2A1, 3.508s, 2043		36,012	36,311
FRB Ser. T-59, Class 2A1, 2.929s, 2043		18,911	18,810
Ser. T-56, Class A, IO, 0.524s, 2043		852,438	14,451
Ser. T-56, Class 3, IO, 0.478s, 2043		733,488	9,627
Ser. T-56, Class 1, IO, 0.296s, 2043		959,664	7,197
Ser. T-8, Class A9, IO, 0.282s, 2028		3,179,976	37,762
Ser. T-59, Class 1AX, IO, 0.276s, 2043		7,337,772	64,206
Ser. T-48, Class A2, IO, 0.212s, 2033		10,526,519	65,791
Ser. T-56, Class 2, IO, 0.127s, 2043		883,680	2,762
Ser. 3369, Class BO, PO, zero %, 2037		33,825	31,346
Ser. 3391, PO, zero %, 2037		106,995	95,975
Ser. 3300, PO, zero %, 2037		423,271	393,543
Ser. 3314, PO, zero %, 2036		161,782	152,406
Ser. 3206, Class EO, PO, zero %, 2036		24,325	22,648
Ser. 3175, Class MO, PO, zero %, 2036		274,159	253,904
Ser. 3210, PO, zero %, 2036		28,490	26,749
Ser. 3145, Class GK, PO, zero %, 2036		49,607	44,895
Ser. 3124, Class DO, PO, zero %, 2036		43,549	40,309
Ser. 2947, Class AO, PO, zero %, 2035		31	31
Ser. 2777, Class OE, PO, zero %, 2032		102,669	101,396
FRB Ser. T-54, Class 2A, IO, zero %, 2043		4,233,592	662
FRB Ser. 3326, Class YF, zero %, 2037		28,972	28,683
FRB Ser. 3117, Class AF, zero %, 2036		41,901	32,904
FRB Ser. 3092, Class FA, zero %, 2035		27,876	27,579
FRB Ser. 3326, Class WF, zero %, 2035		227,685	209,470
FRB Ser. 3036, Class AS, zero %, 2035		58,357	48,704
FRB Ser. 2984, Class FL, zero %, 2035		6,245	6,235

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036		1,714,814	3,084,297
IFB Ser. 05-74, Class NK, 26.274s, 2035		2,657,226	4,862,565
IFB Ser. 06-8, Class HP, 23.667s, 2036		1,198,529	2,026,258
IFB Ser. 07-53, Class SP, 23.301s, 2037		1,586,446	2,520,809
IFB Ser. 08-24, Class SP, 22.384s, 2038(F)		6,107,642	9,328,167
IFB Ser. 05-122, Class SE, 22.242s, 2035		1,358,384	2,037,577
IFB Ser. 05-75, Class GS, 19.514s, 2035		929,103	1,352,235
IFB Ser. 05-106, Class JC, 19.364s, 2035		1,642,195	2,649,599
IFB Ser. 05-83, Class QP, 16.756s, 2034		587,201	804,466
IFB Ser. 11-4, Class CS, 12.41s, 2040		5,371,014	6,176,666
IFB Ser. 12-3, Class SD, IO, 6.265s, 2042		10,828,585	1,990,294
IFB Ser. 11-27, Class AS, IO, 6.235s, 2041		10,573,203	1,507,316
Ser. 12-30, Class PI, IO, 4s, 2042		32,023,397	5,141,036
Ser. 409, Class C16, IO, 4s, 2040		22,180,000	2,984,938
Ser. 12-31, Class LI, IO, 4s, 2040		18,493,022	3,106,250
FRB Ser. 04-W7, Class A2, 3.731s, 2034		15,061	15,771
FRB Ser. 03-W14, Class 2A, 3.545s, 2043		34,924	34,580
FRB Ser. 03-W3, Class 1A4, 3.365s, 2042		59,833	59,582
FRB Ser. 03-W11, Class A1, 3.318s, 2033		2,585	2,652
FRB Ser. 04-W2, Class 4A, 3.082s, 2044		32,790	32,912
Ser. 98-W2, Class X, IO, 0.997s, 2028		20,117,209	942,994
Ser. 98-W5, Class X, IO, 0.991s, 2028		5,822,041	238,340
FRB Ser. 07-95, Class A3, 0.495s, 2036		13,676,000	12,376,780
Ser. 01-50, Class B1, IO, 0.411s, 2041		1,373,377	15,451
Ser. 01-79, Class BI, IO, 0.306s, 2045		3,196,668	29,594
Ser. 03-34, Class P1, PO, zero %, 2043		153,280	125,690
Ser. 03-W1, Class 2A, IO, zero %, 2042		9,045,441	707
Ser. 08-53, Class DO, PO, zero %, 2038		662,477	578,528
Ser. 07-64, Class LO, PO, zero %, 2037		241,580	223,746
Ser. 07-44, Class CO, PO, zero %, 2037		497,591	448,917
Ser. 07-14, Class KO, PO, zero %, 2037		48,096	44,204
Ser. 06-125, Class OX, PO, zero %, 2037		17,209	16,491
Ser. 06-84, Class OT, PO, zero %, 2036		18,445	17,399
Ser. 06-46, Class OC, PO, zero %, 2036		31,583	29,198
Ser. 06-62, Class KO, PO, zero %, 2036		8,324	8,199
Ser. 08-36, Class OV, PO, zero %, 2036		116,292	102,907
Ser. 03-23, Class QO, PO, zero %, 2032		25,538	25,257
Ser. 04-61, Class CO, PO, zero %, 2031		67,581	67,260
Ser. 1988-12, Class B, zero %, 2018		11,694	10,992
FRB Ser. 06-104, Class EK, zero %, 2036		2,751	2,732

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041		10,877,054	17,000,726
IFB Ser. 10-158, Class SD, 14.269s, 2040		2,266,000	3,342,101
IFB Ser. 11-70, Class WS, 9.213s, 2040		3,909,000	4,657,691
IFB Ser. 11-72, Class SE, 7.08s, 2041		16,383,286	17,939,698
IFB Ser. 11-56, Class MS, 6.827s, 2041		10,166,513	11,336,272
IFB Ser. 11-81, Class SB, IO, 6.462s, 2036		20,639,688	3,815,866
IFB Ser. 12-77, Class KS, IO, 6.45s, 2032		22,432,222	4,713,234
IFB Ser. 11-61, Class CS, IO, 6.436s, 2035		7,610,664	1,103,546
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038		9,127,737	1,468,105
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040		23,888,871	3,932,347
IFB Ser. 10-115, Class TS, IO, 5.856s, 2038		14,563,531	2,195,307
IFB Ser. 11-70, Class SN, IO, 5.657s, 2041		3,260,000	932,882
Ser. 10-58, Class VI, IO, 5s, 2038		2,319,153	162,341
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		12,117,460	2,090,641
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		20,700,267	2,091,555
Ser. 10-116, Class IB, IO, 4 1/2s, 2036		693,681	69,368
Ser. 10-19, Class IH, IO, 4 1/2s, 2034		1,479,016	103,531
Ser. 10-116, Class QI, IO, 4s, 2034		12,645,431	980,305
Ser. 11-116, Class BI, IO, 4s, 2026		9,895,791	1,088,933
Ser. 12-48, Class AI, IO, 3 1/2s, 2036		23,212,070	3,866,899
Ser. 11-H22, Class FI, IO, 1.619s, 2061		33,131,124	2,319,179
Ser. 11-70, PO, zero %, 2041		58,405,899	47,134,729
Ser. 10-151, Class KO, PO, zero %, 2037		3,606,445	3,311,113
Ser. 06-36, Class OD, PO, zero %, 2036		37,903	35,303
Ser. 06-64, PO, zero %, 2034		88,551	86,326
Ser. 99-31, Class MP, PO, zero %, 2029		22,755	21,336
FRB Ser. 07-16, Class YF, zero %, 2037		8,967	7,559

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.571s, 2027		1,534,979	19,967
Ser. 98-2, IO, 0.427s, 2027		856,015	67
Ser. 98-3, IO, 0.257s, 2027		1,045,127	19,474
Ser. 98-4, IO, zero %, 2026		1,228,687	40,172

Total mortgage-backed securities (cost $241,072,071)			$262,844,928

PURCHASED OPTIONS OUTSTANDING (7.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	$51,265,000	$7,807,147

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	2,906,889

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	2,884,747

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	51,265,000	1,359,548

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	421,325

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	31,631,000	392,857

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	48,383,000	8,727,326

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	48,383,000	1,031,526

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	48,289,493	9,013,379

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	48,289,493	987,182

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11	35,695,000	269,140

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	55,938,000	6,510,064

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	55,938,000	533,089

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	27,127,294	3,282,403

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	27,127,294	244,146

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	6,101,198

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	6,074,902

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	500,676

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705	52,592,000	461,758

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	2,309,000	281,698

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	2,309,000	19,673

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	5,564,000	104,826

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	5,564,000	101,209

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	292,082

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	6,200,000	52,576

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	529,405

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	5,623,000	141,418

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	5,564,000	95,645

Option on an interest rate swap with Bank of America N.A. for the right to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.50	212,484,000	1,098,542

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.75	133,101,000	356,711

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	5,564,000	89,859

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	282,100

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	6,200,000	41,292

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	5,564,000	83,905

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	6,200,000	270,320

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	6,200,000	29,388

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	14,466,000	533,795

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.00	150,000,000	3,429,000

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.00	150,000,000	1,215,000

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 0.60% versus the three month USD-LIBOR-BBA maturing September 2014.	Sep-12/0.60	849,678,000	730,723

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	261,206

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	6,200,000	19,654

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	449,053

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	5,623,000	61,122

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	14,466,000	502,694

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	38,635,000	697,362

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	250,170

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	6,200,000	8,866

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	142,756,800	13,831,706

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	142,756,800	4,283

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	30,481,200	2,600,961

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73	30,481,200	1,524

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	14,466,000	470,868

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	36,968,105	5,389,210

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	36,968,105	37

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	30,806,754	4,926,616

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	30,806,754	4,466,671

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	30,806,754	31

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	30,806,754	31

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	12,322,702	1,960,295

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	12,322,702	12

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	30,806,754	4,989,462

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	5,332,000	191,845

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	30,806,754	31

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	4,688,493

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	28,880,700	29

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	30,737,464	4,848,835

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	30,737,464	31

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	11,851

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	11,851

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	11,851

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	11,851

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	5,564,000	11,851

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	242,978

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	6,200,000	372

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	25,854,000	758,039

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	25,854,000	758,039

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	25,854,000	784,152

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	14,466,000	447,868

Total purchased options outstanding (cost $101,030,861)			$122,960,270

SHORT-TERM INVESTMENTS (66.4%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)		188,361,421	$188,361,421

SSgA Prime Money Market Fund 0.09%(P)		38,236,270	38,236,270

Federal Home Loan Bank discount notes with an effective yield of 0.114%, August 17, 2012		$50,000,000	49,992,493

Federal Home Loan Bank discount notes with an effective yield of 0.110%, July 13, 2012		15,000,000	14,999,440

Federal Home Loan Bank discount notes with an effective yield of 0.093%, July 11, 2012		15,000,000	14,999,604

Federal Home Loan Mortgage Corp. discount notes with effective yields ranging from 0.139% to 0.139%, November 26, 2012		64,900,000	64,870,860

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.109%, September 10, 2012		49,315,000	49,307,307

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.073%, July 11, 2012		8,800,000	8,799,817

Federal National Mortgage Association discount notes with an effective yield of 0.159%, December 12, 2012		15,862,000	15,852,673

Federal National Mortgage Association discount notes with an effective yield of 0.129%, October 2, 2012		25,000,000	24,994,250

Federal National Mortgage Association discount notes with an effective yield of 0.066%, July 25, 2012		35,000,000	34,998,367

Interest in $358,000,000 joint tri-party repurchase agreement dated 6/29/12 with JPMorgan Securities, Inc. due 7/2/12 - maturity value of $52,798,880 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.5% to 7.5% and due dates ranging from 01/01/13 to 07/01/42, valued at $364,106,566)		52,798,000	52,798,000

Interest in $150,000,000 joint tri-party repurchase agreement dated 6/29/12 with BNP Paribas due 7/2/12 - maturity value of $52,750,791 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 3.011% to 3.554% and due dates ranging from 11/01/40 to 10/01/41, valued at $153,000,000)		52,750,000	52,750,000

Straight-A Funding, LLC with an effective yield of 0.178%, August 10, 2012		7,050,000	$7,048,590

Straight-A Funding, LLC with an effective yield of 0.178%, August 7, 2012		18,000,000	17,996,670

Straight-A Funding, LLC with an effective yield of 0.178%, July 24, 2012		22,250,000	22,247,441

U.S. Treasury Bills with an effective yield of 0.158%, April 4, 2013(SEGSF)		40,000,000	39,946,400

U.S. Treasury Bills with an effective yield of 0.125%, November 29, 2012		25,000,000	24,986,475

U.S. Treasury Bills with an effective yield of 0.121%, October 4, 2012		50,000,000	49,989,250

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.105%, December 13, 2012(SEGSF)		50,822,000	50,789,017

U.S. Treasury Bills with an effective yield of 0.095%, August 23, 2012		50,000,000	49,992,933

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.105%, November 15, 2012(SEGSF)		69,072,000	69,042,644

U.S. Treasury Bills with effective yields ranging from 0.077% to 0.119%, October 18, 2012(SEGSF)		76,740,000	76,715,827

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.102%, July 26, 2012(SEGSF)		71,940,000	71,935,791

Total short-term investments (cost $1,091,648,398)			$1,091,651,540

TOTAL INVESTMENTS

Total investments (cost $2,768,250,999)(b)			$2,824,169,233

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $57,098,984) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	$2,511,871	Sep-16/3.49	$107,935
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	2,511,871	Sep-16/3.49	251,262
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	4,831,610	Aug-16/4.35	808,473
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	27,908,714	Aug-16/4.17	351,343
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	48,891,842	Aug-16/4.28	1,250,604
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	27,908,714	Aug-16/4.17	2,693,358
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	48,891,842	Aug-16/4.28	7,935,390
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	8,886,571	Jul-16/4.67	179,331
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	8,886,571	Jul-16/4.67	1,690,208
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,554,629	Jul-16/4.80	122,834
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,554,629	Jul-16/4.80	1,311,725
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/5.12	156,683
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	19,531,262	Jun-16/4.89	165,274
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	19,407,254	Jun-16/4.575	185,339
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	19,848,328	Jun-16/4.12	1,825,590
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	19,531,262	Jun-16/4.39	1,990,040
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	19,407,254	Jun-16/4.575	2,124,706
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	1,258,828
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 5.02% versus the three month USD-LIBOR-BBA maturing April 2026.	78,676,775	Apr-16/5.02	17,151,537
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing December 2022.	133,101,000	Dec-12/2.75	356,711
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	212,484,000	Dec-12/1.50	1,098,542
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	142,756,800	Aug-12/2.855	4,283
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	142,756,800	Aug-12/2.855	13,831,706
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	30,481,200	Aug-12/2.73	1,524
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	30,481,200	Aug-12/2.73	2,600,961
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	93,325
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	93,325
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	93,325
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	93,325
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,671,000	Jul-12/2.1714	93,325
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	15,112,294	May-16/5.11	118,813
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	16,957,889	May-16/4.86	153,130
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	158,273
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	15,112,294	May-16/4.11	1,385,465
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	16,957,889	May-16/4.36	1,719,530
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	16,873,491	May-16/4.60	1,923,578
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	21,439,163	May-16/4.7575	194,239
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	32,739,828	May-16/4.745	288,274
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	81,849,571	May-16/4.77	737,465
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	21,439,163	May-16/4.7575	2,527,677
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	32,739,828	May-16/4.745	3,839,400
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	81,849,571	May-16/4.77	9,692,626

Total			$82,659,282

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $32,482,656) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, July 1, 2042	$28,000,000	7/12/12	$29,426,250
Federal National Mortgage Association 3s, July 1, 2042	3,000,000	7/12/12	3,076,172

Total			$32,502,422

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$357,407,000		$—	5/14/14	0.577%	3 month USD-LIBOR-BBA	$(282,651)
	6,429,000		—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	(163,854)
	2,615,000		69,409	6/20/22	2.183%	3 month USD-LIBOR-BBA	(30,286)
	Barclay’s Bank, PLC
	27,951,000	(E)	413,811	9/19/22	2.00%	3 month USD-LIBOR-BBA	1,532
	81,555,000	(E)	(37,006)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(80,230)
	16,502,000	(E)	45,729	9/19/17	1.10%	3 month USD-LIBOR-BBA	(5,592)
	71,291,000	(E)	(990,599)	9/19/22	3 month USD-LIBOR-BBA	2.00%	60,942
	2,615,000		68,905	6/20/22	2.183%	3 month USD-LIBOR-BBA	(30,789)
	Citibank, N.A.
	1,887,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	48,987
	26,318,000	(E)	155,276	9/19/17	3 month USD-LIBOR-BBA	1.10%	237,125
	48,166,000	(E)	595,813	9/19/22	2.00%	3 month USD-LIBOR-BBA	(114,636)
	36,358,000	(E)	(17,452)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(36,722)
	Credit Suisse International
	372,772,000	(E)	(4,940,813)	9/19/22	3 month USD-LIBOR-BBA	2.00%	557,575
	620,642,000	(E)	41,797	9/19/14	3 month USD-LIBOR-BBA	0.60%	370,737
	527,904,000	(E)	(725,585)	9/19/17	3 month USD-LIBOR-BBA	1.10%	916,195
	36,848,000	(E)	(1,627,941)	9/19/42	3 month USD-LIBOR-BBA	2.75%	60,802
	581,531,000	(E)	7,372,926	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,204,658)
	57,744,000	(E)	3,033,814	9/19/42	2.75%	3 month USD-LIBOR-BBA	387,408
	464,074,000	(E)	23,503	9/19/14	0.60%	3 month USD-LIBOR-BBA	(222,455)
	525,973,000	(E)	(43,381)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(1,679,158)
	2,291,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	134,550
	Deutsche Bank AG
	955,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	24,142
	58,090,000	(E)	599,237	9/19/22	2.00%	3 month USD-LIBOR-BBA	(257,592)
	5,780,000	(E)	(88,492)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(3,237)
	26,522,000	(E)	(23,339)	9/19/17	3 month USD-LIBOR-BBA	1.10%	59,144
	Goldman Sachs International
	43,640,000	(E)	24,828	9/19/14	0.60%	3 month USD-LIBOR-BBA	1,699
	76,411,000	(E)	109,121	9/19/14	3 month USD-LIBOR-BBA	0.60%	149,619
	111,217,000	(E)	1,340,864	9/19/22	2.00%	3 month USD-LIBOR-BBA	(299,588)
	21,692,300	(E)	(411,489)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(91,527)
	46,970,000	(E)	73,393	9/19/17	1.10%	3 month USD-LIBOR-BBA	(72,684)
	9,441,000	(E)	(553,486)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(120,805)
	JPMorgan Chase Bank NA
	161,643,600	(E)	944,096	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,440,148)
	19,134,000	(E)	16,455	9/19/17	1.10%	3 month USD-LIBOR-BBA	(43,052)
	51,370,500	(E)	(660,488)	9/19/22	3 month USD-LIBOR-BBA	2.00%	97,227
	14,581,000	(E)	(996,438)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(328,186)

	Total						$(3,400,166)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$12,277,995	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$740
2,500,912	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	151
Barclay’s Bank, PLC
2,438,547	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	147
10,325,134	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(53,294)
3,417,394	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,922
23,367,199	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(120,611)
15,152,652	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	49,729
12,101,495	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	45,369
61,062,545	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(315,178)
31,538,996	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	118,242
336,700	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	303
9,102,766	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	29,366
2,083,564	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,811
136,358,572	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	439,897
52,280,522	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(269,849)
39,833,412	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	149,339
15,089,905	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	48,680
505,405	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	775
2,771,658	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,306)
324,513	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(785)
324,513	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(785)
6,685,430	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	5,187
1,368,141	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,062
1,490,100	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,027
779,409	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,885)
473,936	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	822
130,382	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(315)
6,415,781	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(4,472)
22,066,150	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(113,896)
94,235,785	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	250,145
9,921,113	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	34,610
26,440,019	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	99,126
436,590	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,433
1,415,489	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,645
1,026,330	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,368
22,713,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(34,821)
18,598,217	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	44,984
Citibank, N.A.
315,860	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(764)
Credit Suisse International
1,475,612	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,532
3,591,114	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	216
23,185,540	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,398
11,276,567	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,702
6,415,781	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,472
324,513	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(785)
4,561,845	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,266)
4,561,845	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	16,851
2,500,123	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	151
721,478	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,915
Deutsche Bank AG
273,249	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	188
473,936	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(822)
234,753	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	211
809,647	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	2,316
11,276,567	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,702)
Goldman Sachs International
9,646,827	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	582
9,749,452	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	588
3,940,802	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,042
13,811,516	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,174
10,654,665	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,335
11,957,819	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,333
3,624,270	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	218
212,356	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13
12,820,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	773
10,114,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	610
18,198,552	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(93,933)
6,836,648	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,288)
13,135,315	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	792
15,514,248	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(37,525)
235,752	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(570)
758,458	1,659	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,461
10,290,521	17,687	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,467
10,258,634	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	618
6,190,705	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	373
13,906,469	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,320
24,931,359	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(128,685)
924,276	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,771)
2,464,814	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,722)
2,193,518	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,322)
879,190	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(3,383)
2,111,662	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,237
2,030,412	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	122
14,071,351	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21,576
11,672,502	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	704

Total					$227,435

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,643,018,457.
(b)	The aggregate identified cost on a tax basis is $2,768,834,237, resulting in gross unrealized appreciation and depreciation of $77,502,428 and $22,167,432, respectively, or net unrealized appreciation of $55,334,996.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51,992 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $461,711,488 and $289,970,533, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,057,149,694 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately $3,090,400,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $2,264,200,000 on written options contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $1,217,700,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $8,476,800,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $18,091,353 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $28,880,543 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $30,121,874.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	—	$262,844,928	—
Purchased options outstanding	—	122,960,270	—
U.S. Government and agency mortgage obligations	—	1,339,674,818	—
U.S. Treasury obligations	—	7,037,677	—
Short-term investments	226,597,691	865,053,849	—

Totals by level	$226,597,691	$2,597,571,542	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options	$—	$(82,659,282)	$—
TBA sale commitments	—	(32,502,422)	—
Interest rate swap contracts	—	(7,212,634)	—
Total return swap contracts	—	208,089	—

Totals by level	$—	$(122,166,249)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$137,355,278	$104,058,835

Total	$137,355,278	$104,058,835

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012